Leases and Other Commitments - Schedule of Minimum Long-Term Commitments (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024
Purchase Obligation, Fiscal Year Maturity [Abstract]
Remaining six months of 2025	$ 26
2026	496
2027	586
2028	570
2029	570
Thereafter	660
Total	$ 2,908
The Flash Business of Western Digital Corporation [Member]
Purchase Obligation, Fiscal Year Maturity [Abstract]
Remaining six months of 2025		$ 43
2026		51
2027		32
2028		20
2029		20
Thereafter		110
Total		$ 276